Loans and Borrowings	12 Months Ended
Mar. 31, 2026
Financial instruments [Abstract]
Loans and Borrowings	Loans and Borrowings

Accounting Policy

Loans and Borrowings are initially recognized at fair value, net of transaction costs incurred. Loans are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Loans are derecognized from the consolidated statement of financial position when the obligation specified in the contract is discharged, cancelled, or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss as finance costs. Loans are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

On August 25, 2022, through the acquisition of a 50.1% controlling interest in Bevo, the Company acquired the loans under Bevo’s credit facility. The credit facility includes two term loans and a revolving credit facility. In addition, in March 2024, the Company entered into an unsecured Pari Passu Creditor Agreement with Bevo, in which participating shareholders of Bevo initially contributed $5.0 million. The Bevo Transaction resulted in the total loans and borrowings being disposed of (Note 6). On closing of the Bevo Transaction, Aurora transferred the shareholder loans owing by Bevo in exchange for $5.5 million in cash. This intercompany loan was previously eliminated on consolidation.
The changes in the carrying value of the total loans and borrowings are as follows:

	Note	$
Balance, March 31, 2025		61,707
Additions		11,805
Accretion		123
Principal repayments		(3,679)
Disposal	6(a)	(69,956)
Balance, March 31, 2026		—

Balance, March 31, 2024		57,259
Additions		12,173
Accretion		13
Debt issuance costs		(493)
Principal repayments		(7,245)
Balance, March 31, 2025		61,707
Current portion		(21,513)
Long-term portion		40,194
During the year ended March 31, 2026, total interest expense for loans and borrowings of $4.7 million (year ended March 31, 2025 – $4.9 million) was recognized as finance and other costs in the consolidated statements of income (loss) and comprehensive income (loss), presented as discontinued operations (Note 6(b)).